Fair Value Measurements and Derivative Instruments (Fuel Price Risk) (Details) - Fuel Price Risk $ in Millions	Dec. 31, 2019 USD ($) T	Dec. 31, 2018 USD ($) T
Derivative instruments disclosure
Estimated unrealized net losses associated with cash flow hedges pertaining to fuel swap agreements expected to be reclassified to earnings from other accumulated comprehensive income (loss) | $	$ 0.0	$ 26.8
2019
Derivative instruments disclosure
Fuel Swap Agreements (metric tons)	0	856,800,000
Percentage of projected requirements	0.00%	58.00%
2020
Derivative instruments disclosure
Fuel Swap Agreements (metric tons)	830,500,000	830,500,000
Percentage of projected requirements	54.00%	54.00%
2021
Derivative instruments disclosure
Fuel Swap Agreements (metric tons)	488,900,000	488,900,000
Percentage of projected requirements	30.00%	28.00%
2022
Derivative instruments disclosure
Fuel Swap Agreements (metric tons)	322,900,000	322,900,000
Percentage of projected requirements	19.00%	19.00%
2023
Derivative instruments disclosure
Fuel Swap Agreements (metric tons)	82,400,000	0
Percentage of projected requirements	5.00%	0.00%